Shareholder Report, Average Annual Return (Details)	12 Months Ended	29 Months Ended		56 Months Ended	60 Months Ended	96 Months Ended	104 Months Ended	114 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000241324
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Founders
C000241325
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000203691
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	(2.07%)				(0.83%)				0.88%
C000203690
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
Without Sales Load [Member] | C000193426
Average Annual Return [Line Items]
Average Annual Return, Percent	10.82%				8.91%	8.15%
Without Sales Load [Member] | C000241324
Average Annual Return [Line Items]
Average Annual Return, Percent	7.82%	11.56%
Without Sales Load [Member] | C000241325
Average Annual Return [Line Items]
Average Annual Return, Percent	7.78%		11.57%
Without Sales Load [Member] | C000203691
Average Annual Return [Line Items]
Average Annual Return, Percent	2.23%				0.04%				1.32%
Without Sales Load [Member] | C000203690
Average Annual Return [Line Items]
Average Annual Return, Percent	2.31%				0.26%				1.59%
Without Sales Load [Member] | C000225205
Average Annual Return [Line Items]
Average Annual Return, Percent	3.64%				12.83%				11.76%
Without Sales Load [Member] | C000225903
Average Annual Return [Line Items]
Average Annual Return, Percent	3.72%			3.48%
Without Sales Load [Member] | C000168469
Average Annual Return [Line Items]
Average Annual Return, Percent	3.69%				8.19%		7.97%
Without Sales Load [Member] | C000159698
Average Annual Return [Line Items]
Average Annual Return, Percent	2.46%				9.71%			8.56%
Without Sales Load [Member] | C000159696
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.35%)				6.55%				7.41%
Without Sales Load [Member] | C000159697
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.45%)				6.46%				7.29%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Average Annual Return, Percent	17.60%				16.47%	14.83%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	4.23%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%		3.72%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.39%				0.86%				2.34%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.39%				0.86%				2.34%
FT Wilshire 5000 Index - TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FT Wilshire 5000 Index - TR
Average Annual Return, Percent	17.46%				15.96%				14.89%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.41%			12.25%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.41%				15.74%		14.50%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.41%				15.74%			14.62%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.41%				15.74%				14.71%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.41%				15.74%				14.71%
CBOE S&P 500 BuyWrite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CBOE S&P 500 BuyWrite Index
Average Annual Return, Percent	8.15%				9.54%	6.17%
60% ICE BofA US HY Contrained / 40% S&P UBS Leverage Loan
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% ICE BofA US HY Contrained / 40% S&P UBS Leverage Loan
Average Annual Return, Percent	7.18%	9.68%
ICE BofA US High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Constrained Index
Average Annual Return, Percent	7.23%	9.92%
60% ICE BofA US HY Contrained / 40% S&P UBS Leverage Loan
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% ICE BofA US HY Contrained / 40% S&P UBS Leverage Loan
Average Annual Return, Percent	7.18%		9.92%
ICE BofA US High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Constrained Index
Average Annual Return, Percent	7.23%		10.24%
Bloomberg US Municipal Bond: 7 Year (6-8) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond: 7 Year (6-8) Index
Average Annual Return, Percent	3.50%				1.12%				2.29%
Bloomberg US Municipal Bond: 7 Year (6-8) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond: 7 Year (6-8) Index
Average Annual Return, Percent	3.50%				1.12%				2.29%
Russell 1000® Value Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index TR
Average Annual Return, Percent	9.44%				13.87%				10.72%
Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.11%			7.55%
Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.11%				12.66%		10.82%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.75%				15.99%			14.91%
Russell 2500™ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Index
Average Annual Return, Percent	10.16%				12.09%				10.52%
Russell 2500™ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Index
Average Annual Return, Percent	10.16%				12.09%				10.52%